Credit card receivables	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Credit card receivables

13. Credit card receivables

Composition of receivables

	2023	2022

Receivables - current (i)	6,296,788	4,236,235
Receivables - installments (i)	7,212,775	4,259,979
Receivables - revolving (ii)	978,741	770,011
Total receivables	14,488,304	9,266,225
Fair value adjustment - portfolio hedge (note 19)	32	(51)
Total	14,488,336	9,266,174

Credit card ECL allowance
Presented as deduction of receivables	(2,074,203)	(1,033,102)
Presented as "Other liabilities" (note 26)	(22,066)	(17,566)
Total credit card ECL allowance	(2,096,269)	(1,050,668)
Receivables, net	12,392,067	8,215,506
Total receivables presented as assets	12,414,133	8,233,072

(i)	"Receivables - current" is related to purchases, withdrawals, payment slips ("boleto") and PIX (BACEN instant payments) financing made by customers due on the next credit card billing date. "Receivables - installments” is related to purchases in installments. Credit card receivables can be paid by Nu's clients in up to 12, 24 and 36 monthly installments in Brazil, Mexico and Colombia, respectively. The cardholder’s credit limit is initially reduced by the total amount and the installments become due and payable on the cardholder's subsequent monthly credit card statement. Brazil makes the corresponding payments to the credit card network (see note 22) following a similar schedule. As receipts and payments are aligned, the Group does not incur significant financing costs with this product, however it is exposed to the credit risk of the cardholder as it is obliged to make the payments to the credit card network even if the cardholder does not pay. “Receivables - installments” also includes the amounts of credit card bills not fully paid by the customers and that have been converted into payments in installments with a fixed interest rate ("fatura parcelada"), in addition to bill financing, which comprise bills paid in installments through the credit card, banking payment slips ("boleto") and PIX financing in more than one installment.
(ii)	"Receivables - revolving" is related to the amounts due from customers that have not paid in full their credit card bill. Customers may request to convert these receivables into loans to be paid in installments. In accordance with Brazilian regulation, revolving balances that are outstanding for more than 2 months are mandatorily converted into fatura parcelada - a type of installment loan which is settled through the customer’s monthly credit card bills.

a) Breakdown by maturity

	2023		2022
	Amount	%	Amount	%
Receivables not overdue due in:
<= 30 days	6,263,292	43.2%	4,036,414	43.5%
30 < 60 days	2,485,690	17.2%	1,604,056	17.3%
> 60 days	4,327,880	29.9%	2,823,966	30.5%
Total receivables not overdue	13,076,862	90.3%	8,464,436	91.3%

Receivables overdue by:
<= 30 days	349,263	2.4%	237,531	2.6%
30 < 60 days	170,962	1.2%	91,604	1.0%
60 < 90 days	141,310	0.9%	74,917	0.8%
> 90 days	749,907	5.2%	397,737	4.3%
Total receivables overdue	1,411,442	9.7%	801,789	8.7%
Total	14,488,304	100.0%	9,266,225	100.0%

Receivables overdue consist mainly of late balances, and receivables not overdue consist mainly of current receivables and future bill installments ("parcelado").

b) Credit loss allowance - by stages

As of December 31, 2023, the credit card ECL allowance totaled US$2,096,269 (US$1,050,668 as of December 31, 2022). The provision is estimated using modeling techniques, consistently applied, and is sensitive to the methods, assumptions, and risk parameters underlying its calculation.

The amount that the credit loss allowance represents in comparison to the Group’s gross receivables (the coverage ratio) is also monitored in order to anticipate trends that could indicate credit risk increases. This metric is considered a key risk indicator and it is monitored across multiple committees, supporting the decision-making process and is discussed in the credit forums.

All receivables are classified in stages, as disclosed in note 4.

The majority of the Group's credit card portfolio was classified as stage 1, followed by stages 2 and 3, respectively as of December 31, 2023 and 2022. The proportion of stage 3 exposures increased to 7.6% on December 31, 2023 from 6.5% on December 31, 2022. The expected stage 3 movement is primarily due to credit expansions which are maturing in the portfolio, as well as increases in delinquency observed in the previous quarters. Moreover, such expansions are the reason for the stage 1 coverage ratio movement.

	2023
	Gross Exposures	%	Credit Loss Allowance	%	Coverage Ratio (%)
Stage 1	11,891,823	82.1%	693,151	33.1%	5.8%

Stage 2	1,490,067	10.3%	477,714	22.8%	32.1%
Absolute Trigger (Days Late)	364,853	24.5%	277,035	58.0%	75.9%
Relative Trigger (PD deterioration)	1,125,214	75.5%	200,679	42.0%	17.8%

Stage 3	1,106,414	7.6%	925,404	44.1%	83.6%
Total	14,488,304	100.0%	2,096,269	100.0%	14.5%

	2022
	Gross Exposures	%	Credit Loss Allowance	%	Coverage Ratio (%)
Stage 1	7,750,270	83.6%	322,970	30.7%	4.2%

Stage 2	917,178	9.9%	254,181	24.2%	27.7%
Absolute Trigger (Days Late)	215,209	23.5%	140,167	55.1%	65.1%
Relative Trigger (PD deterioration)	701,969	76.5%	114,014	44.9%	16.2%

Stage 3	598,777	6.5%	473,517	45.1%	79.1%
Total	9,266,225	100.0%	1,050,668	100.0%	11.3%

c) Credit loss allowance - by credit quality vs. stages

	2023
	Gross Exposures	%	Credit Loss Allowance	%	Coverage Ratio (%)
Strong (PD < 5%)	7,103,018	49.0%	142,047	6.8%	2.0%
Stage 1	7,081,674	99.7%	141,720	99.8%	2.0%
Stage 2	21,344	0.3%	327	0.2%	1.5%

Satisfactory (5% <= PD <= 20%)	3,860,845	26.7%	294,591	14.0%	7.6%
Stage 1	3,699,167	95.8%	282,976	96.1%	7.6%
Stage 2	161,678	4.2%	11,615	3.9%	7.2%

Higher Risk (PD > 20%)	3,524,441	24.3%	1,659,631	79.2%	47.1%
Stage 1	1,110,982	31.5%	268,455	16.2%	24.2%
Stage 2	1,307,045	37.1%	465,772	28.0%	35.6%
Stage 3	1,106,414	31.4%	925,404	55.8%	83.6%
Total	14,488,304	100.0%	2,096,269	100.0%	14.5%
	2022
	Gross Exposures	%	Credit Loss Allowance	%	Coverage Ratio (%)
Strong (PD < 5%)	6,097,909	65.8%	113,780	10.8%	1.9%
Stage 1	6,081,551	99.7%	113,525	99.8%	1.9%
Stage 2	16,358	0.3%	255	0.2%	1.6%

Satisfactory (5% <= PD <= 20%)	1,477,414	15.9%	118,825	11.2%	8.0%
Stage 1	1,227,610	83.1%	100,190	84.3%	8.2%
Stage 2	249,804	16.9%	18,635	15.7%	7.5%

Higher Risk (PD > 20%)	1,690,902	18.3%	818,063	78.0%	48.4%
Stage 1	441,109	26.1%	109,255	13.4%	24.8%
Stage 2	651,016	38.5%	235,291	28.7%	36.1%
Stage 3	598,777	35.4%	473,517	57.9%	79.1%
Total	9,266,225	100.0%	1,050,668	100.0%	11.3%

The credit quality classification is grouped in three categories based on its probability of default (PD) at the reporting date, as shown in the table below:

	Stage 1 and 2		Stage3
Default grade	Probability of default	Credit quality description	Probability of default	Credit quality description
1	<1%	Strong
2	1.0% to 5.0%	Strong
3	5.0% to 20.0%	Satisfactory
4	20.0% to 35.0%	Higher Risk
5	>35%	Higher Risk	100%	Higher Risk

When compared to December 31, 2022, a change in the credit quality distribution is observed, with relative exposure moving to higher PD stages. This movement is explained below in item d) Credit loss allowance - changes. Nonetheless, there is still a significant concentration of receivables at stage 1 based on credit quality. Furthermore, receivables with satisfactory risk are distributed between stages 1 and 2, but primarily stage 1.

Concerning the defaulted assets at stage 3, they are classified as higher risk. A large proportion of stage 2 exposures are also classified as higher risk. Stage 1 receivables classified as higher risk are those customers with low credit risk scores.

d) Credit loss allowance - changes

The following tables show the reconciliations from the opening to the closing balance of the credit loss allowance by stages of the financial instruments.

	2023
	Stage 1	Stage 2	Stage 3	Total
Credit loss allowance at beginning of year	322,970	254,181	473,517	1,050,668
Transfers from Stage 1 to Stage 2	(33,880)	33,880	-	-
Transfers from Stage 2 to Stage 1	56,981	(56,981)	-	-
Transfers to Stage 3	(63,264)	(170,141)	233,405	-
Transfers from Stage 3	15,489	4,693	(20,182)	-
Write-offs	-	-	(935,283)	(935,283)
Net increase of loss allowance (note 7)	349,215	381,447	1,119,044	1,849,706
New originations (a)	157,928	15,748	8,999	182,675
Changes in exposure of preexisting accounts (b)	275,749	13,706	2,280	291,735
Net drawdowns, repayments, net remeasurement and movements due to risk changes	(170,839)	310,683	1,087,561	1,227,405
Changes to models used in calculation (c)	86,377	41,310	20,204	147,891
Effect of changes in exchange rates (OCI)	45,640	30,635	54,903	131,178
Credit loss allowance at end of the year	693,151	477,714	925,404	2,096,269

	2022
	Stage 1	Stage 2	Stage 3	Total
Credit loss allowance at beginning of year	127,358	126,392	136,929	390,679
Transfers from Stage 1 to Stage 2	(19,469)	19,469	-	-
Transfers from Stage 2 to Stage 1	38,029	(38,029)	-	-
Transfers to Stage 3	(22,691)	(64,523)	87,214	-
Transfers from Stage 3	6,148	1,659	(7,807)	-
Write-offs	-	-	(290,974)	(290,974)
Net increase of loss allowance (note 7)	190,073	203,018	545,988	939,079
New originations (a)	144,394	22,320	11,167	177,881
Changes in exposure of preexisting accounts (b)	115,746	4,813	2,400	122,959
Net drawdowns, repayments, net remeasurement and movements due to risk changes	(97,269)	210,317	519,615	632,663
Changes to models used in calculation (c)	27,202	(34,432)	12,806	5,576
Effect of changes in exchange rates (OCI)	3,522	6,195	2,167	11,884
Credit loss allowance at end of the year	322,970	254,181	473,517	1,050,668

	2021
	Stage 1	Stage 2	Stage 3	Total
Credit loss allowance at beginning of year	79,296	60,391	77,855	217,542
Transfers from Stage 1 to Stage 2	(10,514)	10,514	-	-
Transfers from Stage 2 to Stage 1	17,840	(17,840)	-	-
Transfers to Stage 3	(7,023)	(13,176)	20,199	-
Transfers from Stage 3	151	70	(221)	-
Write-offs	-	-	(118,518)	(118,518)
Net increase of loss allowance (note 7)	54,096	92,658	164,847	311,601
New originations (a)	94,367	9,547	3,979	107,893
Changes in exposure of preexisting accounts (b)	120,420	2,585	363	123,368
Net drawdowns, repayments, net remeasurement and movements due to risk changes	(161,906)	79,282	160,186	77,562
Changes to models used in calculation (c)	1,215	1,244	319	2,778
Effect of changes in exchange rates (OCI)	(6,488)	(6,225)	(7,233)	(19,946)
Credit loss allowance at end of the year	127,358	126,392	136,929	390,679
(a)	Considers all accounts originated from the beginning to the end of the period. ECL effects presented in the table were calculated as if risk parameters at the beginning of the period were applied.
(b)	Reflects the movements in exposure of accounts that already existed in the beginning of the period, as increase in credit limits. ECL effects were calculated as if risk parameters of the exposures at the beginning of the period were applied.
(c)	Changes to models that occurred during the period include calibration of ECL parameters reflecting changes in the Company’s underwriting policies and collections strategies, and inclusion of more recent risk and recoveries data.

The following tables present changes in the gross carrying amount of the credit card portfolio to demonstrate the effects of the changes in the loss allowance for the same portfolio as presented above. “Net change of gross carrying amount” includes acquisitions, payments, and interest accruals.

	2023
	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount at beginning of year	7,750,270	917,178	598,777	9,266,225
Transfers from Stage 1 to Stage 2	(581,044)	581,044	-	-
Transfers from Stage 2 to Stage 1	307,046	(307,046)	-	-
Transfers to Stage 3	(554,432)	(383,006)	937,438	-
Transfers from Stage 3	20,523	6,235	(26,758)	-
Write-offs	-	-	(935,283)	(935,283)
Net change of gross carrying amount	4,109,980	576,369	462,050	5,148,399
Effect of changes in exchange rates (OCI)	839,480	99,293	70,190	1,008,963
Gross carrying amount at end of the year	11,891,823	1,490,067	1,106,414	14,488,304

	2022
	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount at beginning of year	4,525,689	440,105	196,359	5,162,153
Transfers from Stage 1 to Stage 2	(377,421)	377,421	-	-
Transfers from Stage 2 to Stage 1	178,742	(178,742)	-	-
Transfers to Stage 3	(218,192)	(168,974)	387,166	-
Transfers from Stage 3	8,576	2,325	(10,901)	-
Write-offs	-	-	(290,974)	(290,974)
Net change of gross carrying amount	3,450,551	427,186	313,606	4,191,343
Effect of changes in exchange rates (OCI)	182,325	17,857	3,521	203,703
Gross carrying amount at end of the year	7,750,270	917,178	598,777	9,266,225

	2021
	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount at beginning of year	2,799,999	202,673	116,200	3,118,872
Transfers from Stage 1 to Stage 2	(168,654)	168,654	-	-
Transfers from Stage 2 to Stage 1	73,448	(73,448)	-	-
Transfers to Stage 3	(72,328)	(41,112)	113,440	-
Transfers from Stage 3	156	68	(224)	-
Write-offs	-	-	(120,071)	(120,071)
Net change of gross carrying amount	2,145,118	205,148	97,356	2,447,622
Effect of changes in exchange rates (OCI)	(252,050)	(21,878)	(10,342)	(284,270)
Gross carrying amount at end of the year	4,525,689	440,105	196,359	5,162,153